PRINCIPAL ACCOUNTING POLICIES - FIXED ASSETS (Details)	12 Months Ended
Dec. 31, 2017
Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual value rate	4.00%
Buildings (Note a) [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years	[1]
Buildings (Note a) [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years	[1]
Tracks, bridges and service roads (Note a) [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	16 years	[1]
Tracks, bridges and service roads (Note a) [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	100 years	[1]
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Communications and signaling systems [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Communications and signaling systems [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Other machinery and equipment [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Other machinery and equipment [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years

[1]	(a) The estimated useful lives of some buildings, tracks, bridges and service roads exceed the initial lease periods of the land use rights from operation lease (details contained in Note 36(b)); and the initial period of certain land use right acquired (Note 2.8), on which these assets are located. The Group will renew the term of land use right upon its expiry in strict compliance with requirements of relevant laws and regulations. There is no substantive impediment for the renewal except for public interests. In addition, based on the provision of the land use right operating lease agreement entered into with Guangzhou Railway Group (Note 36(b)), the Company can renew the lease at its own discretion upon expiry of the operating lease term. Based on the above consideration, the directors of the company consider the current estimated useful lives of those assets to be reasonable. The assets residual values and estimated useful lives are reviewed, and adjusted if appropriate, at the end of each year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.10). Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognised within "other losses - net", included in the consolidated comprehensive income statement.